Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Loss before income taxes	$ 12,551	$ (34,916)
Statutory tax rate	26.50%	26.50%
Expected expense (recovery) at statutory rate	$ 3,326	$ (9,252)
Non-taxable/deductible items	(3,286)	4,343
Flow through share renunciation		348
Change in unrecognized Deferred tax assets	$ (40)	$ 4,561